UNAUDITED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - Q2 - USD ($) $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 488.9		$ 521.9	$ 471.5	$ 482.4		$ 438.5	$ 501.0	$ 472.3	$ 497.9	$ 469.8	$ 928.5		$ 920.9		$ 1,914.3		$ 1,941.0		$ 1,494.7
Cost of sales	171.5				161.3							325.4		303.6		667.8		668.3		545.1
Gross profit	317.4		325.5	303.7	321.1		296.2	328.0	307.7	330.7	306.3	603.1		617.3		1,246.5		1,272.7		949.6
Selling, general and administrative expenses	256.8				256.9							502.6		503.8		993.5		999.7		723.6
Acquisition and integration costs	5.5				4.7							6.0		5.9		8.0		6.4		25.4
Restructuring charges and other, net	0.5				(3.6)							1.8		(3.1)		10.5		21.3		3.5
Operating income	54.6				63.1							92.7		110.7		224.8		245.3		197.1
Other expenses, net:
Interest expense	20.9				20.5							41.9		40.5		83.3		84.4		78.6
Amortization of debt issuance costs	1.4				1.4							2.9		2.8	[1]	5.7		5.5		3.5
Foreign currency losses (gains), net	8.5				(7.9)							5.1		8.0		15.7		25.0		3.7
Miscellaneous, net	0.2				0.2							0.5		0.2		0.4		1.2		1.0
Other expenses, net	31.0				14.2							50.4		51.5		105.1		118.1		116.5
Income from continuing operations before income taxes	23.6				48.9							42.3		59.2		119.7		127.2		80.6
Provision for income taxes	11.8				21.4							17.9		31.0		54.4		81.2		48.6
Income from continuing operations, net of taxes	11.8		27.7	9.4	27.5		0.7	4.1	15.8	15.9	10.2	24.4		28.2		65.3		46.0		32.0
Loss from discontinued operations, net of taxes	(2.5)		(1.4)	(1.7)	0.0		(0.1)	0.4	0.4	3.7	(3.2)	(2.1)		(0.1)		(3.2)		1.3		(30.4)
Net income	9.3		$ 26.3	$ 7.7	27.5		$ 0.6	$ 4.5	$ 16.2	$ 19.6	$ 7.0	22.3		28.1	[1]	62.1		47.3		1.6
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax	2.6	[2]			0.8	[2]						5.3	[2]	(12.6)	[2]	(18.1)	[3]	(24.6)	[3]	(4.1)	[3]
Amortization of pension related costs, net of tax	2.0	[4],[5]			1.8	[4],[5]						3.8	[4],[5]	3.5	[4],[5]	7.2	[6],[7]	4.5	[6],[7]	7.7	[6],[7]
Revaluation of derivative financial instruments, net of reclassifications into earnings	0.2	[8]			(0.1)	[8]						(0.7)	[8]	(2.0)	[8]	(1.6)	[9]	(3.7)	[9]	1.5	[9]
Other comprehensive (loss) income	4.8				2.5							8.4	[10]	(11.1)		(2.1)	[11]	(93.4)	[11]	58.4
Total comprehensive income (loss)	$ 14.1				$ 30.0							$ 30.7		$ 17.0		$ 60.0		$ (46.1)		$ 60.0

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.
[2]	Net of tax expense (benefit) of $0.5 million and $0.2 million for the three months ended June 30, 2016 and 2015, respectively, and $0.6 million and $(2.8) million for the six months ended June 30, 2016 and 2015, respectively.
[3]	Net of tax benefit of $5.1 million, $2.1 million and $3.3 million for 2015, 2014 and 2013, respectively.
[4]	Net of tax expense of $0.4 million for each of the three months ended June 30, 2016 and 2015, respectively, and $0.7 million for each of the six months ended June 30, 2016 and 2015.
[5]	This other comprehensive income component is included in the computation of net periodic benefit (income) costs. See Note 11, "Pension and Post-Retirement Benefits," for additional information regarding net periodic benefit (income) costs.
[6]	Net of tax expense of $1.3 million, $0.1 million and $1.2 million for 2015, 2014 and 2013, respectively.
[7]	This other comprehensive income component is included in the computation of net periodic benefit (income) costs. See Note 14, "Savings Plan, Pension and Post-Retirement Benefits," for additional information regarding net periodic benefit (income) costs.
[8]	Net of tax expense (benefit) of $0.1 million and nil for the three months ended June 30, 2016 and 2015, respectively, and $(0.4) million and $(1.2) million for the six months ended June 30, 2016 and 2015, respectively.
[9]	Net of tax (benefit) expense of $(1.0) million, $(2.3) million and $1.0 million for 2015, 2014 and 2013, respectively.
[10]	See Note 13, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive income during the six months ended June 30, 2016.
[11]	See Note 17, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive loss during each of 2015, 2014 and 2013.